Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	CAD (18,689)	CAD (1,990)
Total realized loss (gain) on derivative financial instruments	(3,289)	1,918
Ineffective portion of derivative financial instruments accounted for as hedges	47	36
Gain on derivative financial instruments	15,849	2,188
Gain (loss) on derivative instruments	(19,138)	(270)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(20,236)	1,421
Total realized loss (gain) on derivative financial instruments	(420)	919
Loss (gain) on derivative financial instruments not accounted for as hedges	20,656	(2,340)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	0	(1,383)
Total realized loss (gain) on derivative financial instruments	0	1,498
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(426)	886
Total realized loss (gain) on derivative financial instruments	951	(579)
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(19,810)	1,918
Total realized loss (gain) on derivative financial instruments	(1,371)	0
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivative financial instruments accounted for as hedges	CAD 1,518	CAD (2,610)